SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of Plant and Equipment Useful Lives)	12 Months Ended
Dec. 31, 2025
Computer And Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	5 years